Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
4. LEASES

The Company has operating and finance leases for manufacturing facilities, warehouses and distribution centers, office space, and certain equipment. Remaining lease terms for these leases range from 1 year to 13 years. Some of the Company’s leases include options to extend the leases for up to 29 years, and some include options to terminate the leases within 1 year.

The Company does not record leases with an initial term of 12 months or less on the balance sheet. Expense for these short-term leases is recognized on a straight-line basis over the lease term.

Supplemental balance sheet information related to leases was as follows:

	Balance Sheet Classification	December 31, 2019
		(In millions)
Assets
Operating	Operating lease right-of-use assets	$175.3
Finance	Property, plant, and equipment, net	3.9
Total assets		$179.2

Liabilities
Current liabilities
Operating	Accrued expenses	$32.0
Finance	Current portion of long-term debt	1.3
Total current liabilities		33.3
Noncurrent liabilities
Operating	Operating lease liabilities	158.5
Finance	Long-term debt	2.6
Total noncurrent liabilities		161.1
Total lease liabilities		$194.4

Right-of-use assets and their corresponding lease liabilities are measured and recognized based on the present value of the future minimum lease payments over the lease term at the commencement date.

Discount Rates

The majority of the Company's leases do not provide an implicit rate; therefore, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments for those leases. The Company has elected the practical expedient to apply discount rates to its lease portfolio based on the portfolio approach. The Company grouped the leases into portfolios by remaining lease term.

As of December 31, 2019, the weighted-average discount rates for the Company's operating and finance leases were 4.7% and 3.5%, respectively.

Lease Payments

The Company includes lease payments under options to extend or terminate the lease in the measurement of the right-of-use asset and lease liability when it is reasonably certain that it will exercise such options. For operating leases, lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. Fixed lease costs represent the explicitly quantified lease payments prescribed by the lease agreement and are included in the measurement of the right-of-use asset and corresponding lease liability. Variable lease payments that depend on an index or a rate are included in the calculation of the right-of-use asset and lease liability based on the index or rate at lease commencement. Other variable lease payments such as those that depend on the usage or performance of an underlying asset are not included in the measurement of the right-of-use asset or lease liability. The Company has elected the practical expedient to combine lease and nonlease components into a single component for all of its leases.

As of December 31, 2019, the weighted-average remaining term of the Company's operating and finance leases was 7.9 years and 3.2 years, respectively.

The components of lease expense were as follows:

	Statement of Operations Classification	Year Ended December 31, 2019
		(In millions)
Operating lease cost	Cost of sales and General and administrative	$46.6
Finance lease cost:
Amortization of right-of-use assets	Cost of sales and General and administrative	1.8
Interest on lease liabilities	Interest expense	0.1
Total finance lease cost		1.9
Variable lease cost (1)	Cost of sales and General and administrative	9.3
Net lease cost		$57.8

(1)	Includes short-term leases, which are immaterial.

Rent expense under operating leases was $51.6 million and $50.2 million as of December 31, 2018 and 2017, respectively.

As of December 31, 2019, future maturities of lease liabilities were as follows:

	Operating Leases (1)	Finance Leases
	(In millions)
2020	$39.5	$1.4
2021	34.4	1.3
2022	27.6	0.9
2023	23.9	0.3
2024	18.4	0.2
Thereafter	90.4	—
Total lease payments	234.2	4.1
Less: Interest	(43.7)	(0.2)
Present value of lease liabilities	$190.5	$3.9

(1)	Operating lease payments include $3.3 million related to options to extend lease terms that are reasonably certain of being exercised.

As of December 31, 2018, the composition of capital leases, which are reflected as Property, plant, and equipment in the Consolidated Balance Sheets, is as follows:

December 31,
2018
(in millions)
Machinery and equipment	$5.1
Less accumulated amortization	(3.2)
Total	$1.9

Other information related to leases were as follows:

Year Ended December 31, 2019
(In millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$42.0
Operating cash flows from finance leases	0.1
Financing cash flows from finance leases	1.9

Leases
4. LEASES

The Company has operating and finance leases for manufacturing facilities, warehouses and distribution centers, office space, and certain equipment. Remaining lease terms for these leases range from 1 year to 13 years. Some of the Company’s leases include options to extend the leases for up to 29 years, and some include options to terminate the leases within 1 year.

The Company does not record leases with an initial term of 12 months or less on the balance sheet. Expense for these short-term leases is recognized on a straight-line basis over the lease term.

Supplemental balance sheet information related to leases was as follows:

	Balance Sheet Classification	December 31, 2019
		(In millions)
Assets
Operating	Operating lease right-of-use assets	$175.3
Finance	Property, plant, and equipment, net	3.9
Total assets		$179.2

Liabilities
Current liabilities
Operating	Accrued expenses	$32.0
Finance	Current portion of long-term debt	1.3
Total current liabilities		33.3
Noncurrent liabilities
Operating	Operating lease liabilities	158.5
Finance	Long-term debt	2.6
Total noncurrent liabilities		161.1
Total lease liabilities		$194.4

Right-of-use assets and their corresponding lease liabilities are measured and recognized based on the present value of the future minimum lease payments over the lease term at the commencement date.

Discount Rates

The majority of the Company's leases do not provide an implicit rate; therefore, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments for those leases. The Company has elected the practical expedient to apply discount rates to its lease portfolio based on the portfolio approach. The Company grouped the leases into portfolios by remaining lease term.

As of December 31, 2019, the weighted-average discount rates for the Company's operating and finance leases were 4.7% and 3.5%, respectively.

Lease Payments

The Company includes lease payments under options to extend or terminate the lease in the measurement of the right-of-use asset and lease liability when it is reasonably certain that it will exercise such options. For operating leases, lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. Fixed lease costs represent the explicitly quantified lease payments prescribed by the lease agreement and are included in the measurement of the right-of-use asset and corresponding lease liability. Variable lease payments that depend on an index or a rate are included in the calculation of the right-of-use asset and lease liability based on the index or rate at lease commencement. Other variable lease payments such as those that depend on the usage or performance of an underlying asset are not included in the measurement of the right-of-use asset or lease liability. The Company has elected the practical expedient to combine lease and nonlease components into a single component for all of its leases.

As of December 31, 2019, the weighted-average remaining term of the Company's operating and finance leases was 7.9 years and 3.2 years, respectively.

The components of lease expense were as follows:

	Statement of Operations Classification	Year Ended December 31, 2019
		(In millions)
Operating lease cost	Cost of sales and General and administrative	$46.6
Finance lease cost:
Amortization of right-of-use assets	Cost of sales and General and administrative	1.8
Interest on lease liabilities	Interest expense	0.1
Total finance lease cost		1.9
Variable lease cost (1)	Cost of sales and General and administrative	9.3
Net lease cost		$57.8

(1)	Includes short-term leases, which are immaterial.

Rent expense under operating leases was $51.6 million and $50.2 million as of December 31, 2018 and 2017, respectively.

As of December 31, 2019, future maturities of lease liabilities were as follows:

	Operating Leases (1)	Finance Leases
	(In millions)
2020	$39.5	$1.4
2021	34.4	1.3
2022	27.6	0.9
2023	23.9	0.3
2024	18.4	0.2
Thereafter	90.4	—
Total lease payments	234.2	4.1
Less: Interest	(43.7)	(0.2)
Present value of lease liabilities	$190.5	$3.9

(1)	Operating lease payments include $3.3 million related to options to extend lease terms that are reasonably certain of being exercised.

As of December 31, 2018, the composition of capital leases, which are reflected as Property, plant, and equipment in the Consolidated Balance Sheets, is as follows:

December 31,
2018
(in millions)
Machinery and equipment	$5.1
Less accumulated amortization	(3.2)
Total	$1.9

Other information related to leases were as follows:

Year Ended December 31, 2019
(In millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$42.0
Operating cash flows from finance leases	0.1
Financing cash flows from finance leases	1.9